Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Land and land improvements	$ 99.3	$ 102.1
Buildings	386.4	399.7
Machinery and equipment	508.9	536.9
Construction in progress	50.4	24.9
Total cost	1,045.0	1,063.6
Accumulated depreciation	(288.1)	(254.7)
Property, plant and equipment, net	756.9	808.9
Depreciation	$ 73.9	$ 51.3	$ 41.3